INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Investments Tables Abstract
Investments
	At December 31	At December 31
(in thousands)	2019	2018

Investments:
Equity instruments	$12,104	$2,255
	$12,104	$2,255

Investments- by balance sheet presentation:
Current	$-	$-
Long-term	12,104	2,255
	$12,104	$2,255

Investments continuity summary
(in thousands)	2019	2018

Balance-January 1	$2,255	$45,166
Purchases
Equity instruments	511	-
Sales / redemptions
Debt instruments - GIC redemption	-	(37,500)
Transfer from investment in associates at fair value (note 10)	10,423	-
Fair value (loss) gain to profit and loss (note 22)	(1,085)	(5,411)
Balance-December 31	$12,104	$2,255